Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			10 Months Ended	1 Months Ended			18 Months Ended	1 Months Ended				24 Months Ended	1 Months Ended		31 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended	50 Months Ended		1 Months Ended		59 Months Ended			1 Months Ended			10 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer relationships acquired	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements	Dec. 31, 2012 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets	Jul. 14, 2011 Firecrest Clinical Limited Trade Names	Dec. 31, 2012 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited Customer relationships acquired	Jan. 14, 2011 Oxford Outcomes Limited Order Backlog	Dec. 31, 2012 Timaq Medical Imaging	May 17, 2010 Timaq Medical Imaging Customer relationships acquired	Dec. 31, 2012 Qualia Clinical Services, Inc, and Veeda Laboratories Limited	Dec. 31, 2009 Qualia Clinical Services, Inc, and Veeda Laboratories Limited Customer relationships acquired	Dec. 31, 2012 Prevalere Life Sciences	Nov. 14, 2008 Prevalere Life Sciences Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Minimum Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Maximum Volunteer list acquired	Dec. 31, 2012 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Maximum Customer relationships acquired	Dec. 31, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer relationships acquired	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 1,800,000	$ 400,000	$ 10,000		$ 5,200,000	$ 1,200,000	$ 11,200,000	$ 1,400,000		$ 6,600,000	$ 600,000		$ 800,000		$ 400,000		$ 7,400,000				$ 1,600,000	$ 1,300,000					$ 10,200,000	$ 400,000	$ 400,000
Amortization period					10 years	4 years	5 years		7 years 6 months	1 year 2 months 12 days	7 years 6 months	4 years 6 months		6 years 6 months	2 years		3 years		3 years			7 years	11 years				2 years	6 years	9 years		10 years	9 months 18 days	3 years
Amount amortized in the period since the date of acquisition	$ 7,613,000	$ 4,652,000	$ 2,448,000	$ 253,000				$ 4,482,000					$ 2,666,000			$ 674,000		$ 352,000		$ 3,347,000				$ 2,222,000						$ 1,367,000